WARRANTS (Details Narrative) - USD ($)			6 Months Ended		9 Months Ended
		Sep. 08, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Mar. 13, 2026	Mar. 08, 2026	Dec. 19, 2024
Warrant expiration date								Dec. 20, 2029
Fair value of warrants			$ 560,596
Fair value of warrant liabilities			(560,596)
Total warrant proceeds			2
Warrant liabilities			$ 5,839
Loss on issuance of warrant liabilities					$ 5,802,241
Warrant [Member]
Fair value of warrants					11,800,000
Fair value of warrant liabilities					(11,800,000)
Proceeds from Issuance of Common Stock					$ 5,300,000
Representatives Warrants [Member]
Warrants exercise price								$ 2,250.00
Exercised, shares	[1]
Series A Warrants [Member]
Warrants exercise price		$ 112.0	$ 26.8			$ 3.901	$ 1.08
Warrants to purchase shares		24,642,857
Issuance of warrants			$ 6,027,678
Fair value of warrants			$ 559,014
Issuance, shares
Exercised, shares
Fair value of warrant liabilities			$ (559,014)
Issuance of warrants
Series A Warrants [Member] | Warrant [Member]
Issuance, shares			257,078
Series A Warrants [Member] | September 2025 Public Offering [Member]
Warrants to purchase shares		24,642,857
Series A Warrants [Member] | Ten Year [Member] | Monte Carlo Model And Black Scholes [Member]
Expected life (years)		10 years	10 years
Series A Warrants [Member] | Fifteen Year [Member] | Monte Carlo Model And Black Scholes [Member]
Expected life (years)		15 years	15 years
Unexercised Series A Warrant Shares [Member]
Fair value of warrants			$ (335,336)
Exercised, shares			89,835
Fair value of warrant liabilities			$ 335,336
Series B Warrants [Member]
Warrants exercise price		$ 0.004
Fair value of warrants			$ 1,582
Issuance, shares
Exercised, shares			396
Fair value of warrant liabilities			$ (1,582)
Issuance of warrants
Series B Warrants [Member] | Pre Split [Member]
Fair value of warrants			(1,582)
Fair value of warrant liabilities			1,582
Issuance of warrants			$ 5,772,484
Series B Warrants [Member] | Common Class A [Member]
Warrants exercise price			$ 0.004
Exercised, shares			396
Series B Warrants [Member] | Warrant [Member]
Issuance, shares			195,471
Series B Warrants [Member] | September 2025 Public Offering [Member]
Warrants to purchase shares		24,642,857
Unexercised Series B Warrant Shares [Member]
Fair value of warrants			$ (516)
Exercised, shares			106
Fair value of warrant liabilities			$ 516

[1]	The number of warrants, as well as the exercise prices stated herein, have been retroactively adjusted to reflect the reverse stock split and share consolidation that occurred in September 2025 and July 30, 2026, respectively.